VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2021 (Unaudited)

Shares		Value
Private Investment Funds(a) - 75.9%
	Diversified – 75.9%
	AEW Core Property Trust (U.S.), Inc.
88,047	Class A Shares	$ 104,321,114
23,405	Class B Shares	27,730,929
—	AEW Value Investors US LP(b)(c)(d)	91,050,422
72,155	Barings European Core Property Fund	99,448,653
85,567,059	CBRE U.S. Core Partners LP	156,224,374
89,172	Clarion Gables Multifamily Trust LP	146,229,899
127,263	Clarion Lion Properties Fund LP	231,408,646
38,348	GI Partners ETS Fund(e)	39,659,276
—	GWL U.S. Property Fund LP(f)(g)	146,616,544
79,032	Harrison Street Core Property Fund LP	119,321,016
99,046	Heitman America Real Estate Trust LP	138,643,970
144,358	Heitman Core Real Estate Debt Income Trust LP(f)	145,313,394
1,060	Invesco Core Real Estate USA LP	227,579,658
1,049,052	Invesco Real Estate Asia Fund(f)	150,108,787
	LaSalle Property Fund LP
19,839	Class A Shares	36,978,369
1,422	Class B Shares	2,650,080
919,583	RREEF America REIT II, Inc.	137,886,310
2,860	Trumbull Property Fund, LP	31,259,322
3,274	Trumbull Property Income Fund, LP	45,040,856
—	US Government Building Open-End Feeder, LP(h)	69,668,848
15,000,000	USGBF Alpha Feeder LP(c)(d)	17,361,241
54,712	Walton Street Real Estate Core-Plus Fund, LP	68,350,276

	Total Private Investment Funds	2,232,851,984
	(Cost $1,901,106,667)
Common Stocks - 13.6%
	Apartments/Single Family Residential – 2.5%
247,144	American Homes 4 Rent, Class A Shares, REIT	10,777,950
98,381	Apartment Income REIT Corp.	5,378,489
57,173	AvalonBay Communities, Inc., REIT	14,441,328
29,472	Camden Property Trust, REIT	5,266,057
542	Daiwa House REIT Investment Corp. (Japan)	1,641,926
95,904	Equity Residential, REIT	8,679,312
10,975	Essex Property Trust, Inc., REIT	3,865,724
236,027	Independence Realty Trust, Inc., REIT	6,096,577
279,226	Invitation Homes, Inc., REIT	12,660,107
80,036	STORE Capital Corp., REIT	2,753,238
48,325	UDR, Inc., REIT	2,899,017
		74,459,725
	Diversified – 2.9%
217	Activia Properties, Inc., REIT (Japan)	784,535
12,885	American Tower Corp., REIT	3,768,862
175,975	Arena, REIT (Australia)	631,206
86,457	Broadstone Net Lease, Inc., REIT	2,145,863
36,138	Charter Hall Group, REIT (Australia)	540,624
467,080	Cromwell European Real Estate Investment Trust, REIT (Singapore)	1,344,937
1,808,145	Digital Core REIT Management Pte, Ltd. (Singapore)(i)	2,097,448
58,638	Digital Realty Trust, Inc., REIT	10,371,303
7,540	DR Horton, Inc.	817,713
20,958	Equinix, Inc., REIT	17,727,115
220,944	ESR Kendall Square Co., Ltd., REIT (South Korea)	1,175,655
96,547	Fabege AB (Sweden)	1,615,872
11,624	Gecina SA, REIT (France)	1,626,555
213,776	Ingenia Communities Group, REIT (Australia)	967,128
77,538	InvenTrust Properties Corp., REIT	2,113,686
Shares		Value

	Diversified - (continued)
913,763	Irongate Group, REIT (Australia)	$ 1,150,051
1,270,348	Life Science PLC, REIT (United Kingdom)(i)	1,740,973
166,594	LXP Industrial Trust, REIT	2,602,198
213,207	Merlin Properties Socimi SA, REIT (Spain)	2,309,981
32,391	Minto Apartment Real Estate Investment Trust, 144A, REIT (Canada)	560,527
203,200	Mitsubishi Estate Co., Ltd. (Japan)	2,818,891
626	Mori Hills REIT Investment Corp. (Japan)	849,176
38,437	NSI NV, REIT (Netherlands)	1,531,618
21,643	Persimmon, PLC (United Kingdom)	838,862
905,204	Qualitas, Ltd. (Australia)(i)	1,633,281
3,514	Sekisui House Reit, Inc., REIT (Japan)	2,618,819
927,000	Sunac Services Holdings, Ltd., 144A (China)(i)	946,196
65,027	Tricon Residential, Inc. (Canada)	993,613
240,985	VICI Properties, Inc., REIT	7,256,058
136,665	Vonovia SE (Germany)	7,530,541
39,754	Weyerhaeuser Co., REIT	1,637,070
67,833	Wihlborgs Fastigheter AB (Sweden)	1,537,291
		86,283,648
	Health Care – 1.0%
64,120	Healthcare Trust of America, Inc., Class A Shares, REIT	2,140,967
164,296	HealthCo, REIT (Australia)	267,540
154,212	Healthpeak Properties, Inc., REIT	5,565,511
157,338	Medical Properties Trust, Inc., REIT	3,717,897
265,532	Sabra Health Care REIT, Inc.	3,595,303
169,558	Ventas, Inc., REIT	8,667,805
51,050	Welltower, Inc., REIT	4,378,559
		28,333,582
	Hotels – 0.5%
4,430	Choice Hotels International, Inc.	691,036
166,712	Host Hotels & Resorts, Inc., REIT(i)	2,899,122
113,016	MGM Growth Properties LLC, Class A Shares, REIT	4,616,704
71,132	Park Hotels & Resorts, Inc., REIT(i)	1,342,972
86,940	Sunstone Hotel Investors, Inc., REIT(i)	1,019,806
29,694	Travel + Leisure Co.	1,641,187
139,225	Xenia Hotels & Resorts, Inc., REIT(i)	2,521,365
		14,732,192
	Internet Connective Services – 0.0%
71,576	Vnet Group, Inc., ADR (China)(i)	646,331
	Office Properties – 1.3%
50,827	Alexandria Real Estate Equities, Inc., REIT	11,332,388
38,300	Allied Properties Real Estate Investment Trust, REIT (Canada)	1,330,713
12,478	American Assets Trust, Inc., REIT	468,299
17,484	Boston Properties, Inc., REIT	2,013,807
210,295	Brandywine Realty Trust, REIT	2,822,159
669,900	Capitaland Investment, Ltd. (Singapore)(i)	1,693,791
490,537	Centuria Capital Group (Australia)	1,248,537
42,282	Cousins Properties, Inc., REIT	1,703,119
106	Daiwa Office Investment Corp., REIT (Japan)	644,815
230,909	Dexus, REIT (Australia)	1,867,100
109,608	Douglas Emmett, Inc., REIT	3,671,868
126,303	Hudson Pacific Properties, Inc., REIT	3,120,947
92,748	Inmobiliaria Colonial Socimi SA, REIT (Spain)	867,817
28,602	Kilroy Realty Corp., REIT	1,900,889
22,608	SL Green Realty Corp., REIT	1,621,006
40,643	Veris Residential, Inc., REIT(i)	747,018
		37,054,273

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2021 (Unaudited) (continued)

Shares		Value

	Real Estate Operation/Development – 0.5%
227,334	Aroundtown SA (Luxembourg)	$ 1,371,363
78,509	Castellum AB (Sweden)	2,111,125
99,610	Echo Investment SA (Poland)	100,496
381,228	Hongkong Land Holdings, Ltd. (Hong Kong)	1,982,239
502,700	Midea Real Estate Holding, Ltd., 144A (China)	782,476
245,200	Mitsui Fudosan Co., Ltd. (Japan)	4,860,053
709,425	New World Development Co., Ltd. (Hong Kong)	2,808,810
1,599,791	RAM Essential Services Property Fund (Australia)	1,175,567
949,000	Zhongliang Holdings Group Co., Ltd. (China)	444,415
		15,636,544
	Regional Malls – 0.4%
42,721	Klepierre SA, REIT (France)	1,010,875
220,856	Macerich Co. (The), REIT	3,816,392
42,027	Simon Property Group, Inc., REIT	6,714,654
		11,541,921
	Residential – 0.4%
23,787	Equity LifeStyle Properties, Inc., REIT	2,085,168
40,080	Sun Communities, Inc., REIT	8,415,598
		10,500,766
	Shopping Centers – 0.4%
29,275	Brixmor Property Group, Inc., REIT	743,878
990,100	CapitaLand Integrated Commercial Trust, REIT (Singapore)	1,497,994
36,276	Federal Realty Investment Trust	4,945,144
203,539	Kite Realty Group Trust, REIT	4,433,079
580,200	Lendlease Global Commercial, REIT (Singapore)	385,462
		12,005,557
	Storage – 1.1%
67,858	Big Yellow Group, PLC, REIT (United Kingdom)	1,577,828
191,111	CubeSmart, REIT	10,876,127
16,467	Extra Space Storage, Inc., REIT	3,733,563
9,378	Life Storage, Inc., REIT	1,436,522
31,547	Public Storage, REIT	11,816,244
153,207	Safestore Holdings, PLC, REIT (United Kingdom)	2,924,322
		32,364,606
	Warehouse/Industrial – 2.6%
387,800	AIMS APAC, REIT (Singapore)	417,268
481,841	Centuria Industrial, REIT (Australia)	1,469,088
890	CRE Logistics, Inc., REIT (Japan)	1,750,193
317,600	Dream Industrial Real Estate Investment Trust, REIT (Canada)	4,323,548
2,618,907	ESR, REIT (Singapore)	934,052
134,039	First Industrial Realty Trust, Inc., REIT	8,873,382
78,404	Goodman Group, REIT (Australia)	1,511,380
888	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,712,211
188,652	Industrial Logistics Properties Trust, REIT	4,725,733
284,600	Nexus Real Estate Investment Trust, REIT (Canada)	2,839,363
76,573	Plymouth Industrial, Inc., REIT	2,450,336
171,069	Prologis, Inc., REIT	28,801,177
45,375	Rexford Industrial Realty, Inc., REIT	3,680,366
203,510	Segro, PLC, REIT (United Kingdom)	3,960,657
3,117,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))(i)	1,391,551
Shares		Value

	Warehouse/Industrial - (continued)
188,456	Summit Industrial Income, REIT (Canada)	$ 3,501,100
906,400	Tritax Big Box REIT, PLC (United Kingdom)	3,057,836
		75,399,241

	Total Common Stocks	398,958,386
	(Cost $343,016,486)
Preferred Stocks - 1.8%
	Apartments/Single Family Residential – 0.1%
28,735	Agree Realty Corp., REIT, Series A, 4.25%	681,594
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	483,125
6,009	Series H, 6.25%	162,543
6,515	CTO Realty Growth, Inc., REIT, Series A, 6.38%	171,345
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	354,033
3,075	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	79,089
		1,931,729
	Diversified – 0.2%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	558,058
	Digital Realty Trust, Inc., REIT,
22,590	Series J, 5.25%	588,244
27,925	Series K, 5.85%	768,775
20,215	Series L, 5.20%	541,358
	DigitalBridge Group, Inc., REIT,
11,725	Series I, 7.15%	306,140
18,525	Series J, 7.13%	488,319
1,270	EPR Properties, REIT, Series G, 5.75%	32,080
	PS Business Parks, Inc., REIT,
23,940	Series X, 5.25%	617,412
23,401	Series Z, 4.88%	633,231
	UMH Properties, Inc., REIT,
14,767	Series C, 6.75%	384,533
5,710	Series D, 6.38%	148,346
		5,066,496
	Health Care – 0.0%
	Diversified Healthcare Trust, REIT,
9,960	6.25%	225,594
3,180	5.63%	70,246
		295,840
	Hotels – 0.1%
61,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,621,484
16,720	DiamondRock Hospitality Co., REIT, 8.25%	466,655
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	107,924
2,490	Series D, 6.50%	57,021
3,540	Series E, 6.50%	81,668
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	48,917
23,875	Series G, 6.38%	626,958
34,265	Series H, 5.70%	842,919
	Sunstone Hotel Investors, Inc., REIT,
9,835	Series H, 6.13%	251,579
18,855	Series I, 5.70%	473,355
		4,578,480
	Office Properties – 0.4%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	133,900
49,875	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	1,301,239
15,810	Office Properties Income Trust, REIT, 6.38%	432,087
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,179,608

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2021 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
	Vornado Realty Trust, REIT,
34,172	Series L, 5.40%	$ 861,134
64,748	Series M, 5.25%	1,654,959
116,505	Series N, 5.25%	3,086,217
58,355	Series O, 4.45%	1,441,369
		12,090,513
	Shopping Centers – 0.3%
80,969	Kimco Realty Corp., REIT, Series M, 5.25%	2,110,862
24,300	RPT Realty, REIT, Series D, 7.25%	1,431,513
	Saul Centers, Inc., REIT,
2,530	Series D, 6.13%	65,780
52,000	Series E, 6.00%	1,428,440
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,428,195
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,635,685
39,420	Series K, 5.88%	1,007,969
		9,108,444
	Storage – 0.6%
58,502	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,522,807
	Public Storage, REIT,
3,375	Series F, 5.15%	86,670
32,680	Series G, 5.05%	838,569
341,658	Series H, 5.60%	9,286,264
50,705	Series I, 4.88%	1,355,852
9,495	Series J, 4.70%	250,858
19,500	Series K, 4.75%	513,630
42,470	Series L, 4.63%	1,137,347
38,190	Series M, 4.13%	965,061
2,345	Series N, 3.88%	59,094
35,070	Series O, 3.90%	880,257
45,000	Series P, 4.00%	1,129,050
14,850	Series R, 4.00%	371,695
		18,397,154
	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
14,948	Series B, 5.88%	388,648
92,255	Series C, 5.63%	2,415,236
		2,803,884

	Total Preferred Stocks	54,272,540
	(Cost $53,590,231)
Par
Corporate Debt - 0.2%
	Apartments/Single Family Residential – 0.0%
$979,000	Realty Income Corp., REIT, 3.00%, 1/15/2027	1,033,496
	Diversified – 0.0%
967,000	Equinix, Inc., REIT, 1.00%, 9/15/2025	938,875
	Office Properties – 0.1%
1,324,000	Boston Properties LP, REIT, 3.65%, 2/1/2026	1,419,754
	Shopping Centers – 0.1%
767,000	Kimco Realty Corp., REIT, 2.80%, 10/1/2026	797,753
894,000	Regency Centers LP, REIT, 2.95%, 9/15/2029	928,834
		1,726,587

	Total Corporate Debt	5,118,712
	(Cost $5,139,169)
Par		Value

Commercial Mortgage Backed Securities - 4.1%
	BANK, 144A
$23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF(j)	$ 1,503,962
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD(j)	657,339
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD(j)	445,536
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D(j)	1,447,852
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E(j)	996,328
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD(j)	650,014
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D(j)	1,453,623
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E(j)	2,409,200
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(j)	371,476
3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F(j)	2,466,190
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD(j)	637,145
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	564,617
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F(j)	3,762,562
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	1,053,098
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F	1,387,758
7,000,000	0.90%, 5/15/2064 Ser 2021-BN33, Class XD(j)	535,947
12,250,000	BBCMS Mortgage Trust, 1.43%, 10/15/2053 Ser 2020-C8, Class XD, 144A(j)	1,397,306
	BENCHMARK Mortgage Trust, 144A
12,667,000	1.11%, 1/15/2051 Ser 2018-B1, Class XE(j)	825,698
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(j)	448,776
1,719,500	3.11%, 10/10/2051 Ser 2018-B6, Class D(j)	1,571,120
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD(j)	303,417
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D	866,023
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	1,236,454
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD(j)	1,123,224
3,950,000	2.00%, 1/15/2054 Ser 2020-B22, Class D	3,265,507
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	2,649,526
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD(j)	2,295,427
13,000,000	1.37%, 6/15/2054 Ser 2021-B26, Class XD(j)	1,509,091
57,358,000	1.38%, 8/15/2054 Ser 2021-B28, Class XD(j)	6,621,103
6,500,000	1.01%, 8/15/2057 Ser 2019-B13, Class XF(j)	409,534
4,000,000	1.51%, 8/15/2057 Ser 2019-B13, Class XD(j)	408,240
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F	4,436,990
2,500,000	3.62%, 3/15/2062 Ser 2019-B10, Class F(j)	1,574,273
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(j)	2,565,055
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	4,068,632
	Citigroup Commercial Mortgage Trust, 144A
1,000,000	5.18%, 9/10/2046 Ser 2013-GC15, Class D(j)	994,801
1,000,000	3.18%, 6/10/2051 Ser 2018-C5, Class D(j)	903,692
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF(j)	206,817
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG(j)	153,324
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	2,449,228
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F	1,914,676
	Comm Mortgage Trust,
1,094,000	5.45%, 5/15/2045 Ser 2012-CR1, Class C(j)	1,072,997
1,000,000	5.45%, 5/15/2045 Ser 2012-CR1, Class D, 144A(j)	907,655
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(j)	1,928,033
2,165,000	4.32%, 12/10/2045 Ser 2012-CR5, Class E, 144A(j)	2,061,333
1,146,500	4.29%, 1/10/2046 Ser 2013-LC6, Class D, 144A(j)	1,138,070
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(j)	2,869,684
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(j)	2,435,880
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,270,619
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(j)	202,808
3,980,500	CSAIL Commercial Mortgage Trust, 1.99%, 3/15/2052 Ser 2019-C15, Class XD, 144A(j)	482,725

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2021 (Unaudited) (continued)

Par		Value

Commercial Mortgage Backed Securities (continued)
	Freddie Mac Multifamily Structured Pass Through Certificates,
$10,500,000	2.48%, 11/25/2047 Ser K740, Class X3(j)	$ 1,326,810
10,000,000	2.63%, 2/25/2049 Ser K123, Class X3(j)	1,974,594
6,880,000	2.45%, 3/25/2049 Ser K741, Class X3(j)	884,087
4,750,000	2.96%, 6/25/2049 Ser K743, Class X3(j)	785,569
	GS Mortgage Securities Trust,
4,463,000	5.64%, 8/10/2043 Ser 2010-C1, Class C, 144A(j)	4,181,790
2,500,000	5.42%, 5/10/2045 Ser 2012-GCJ7, Class D, 144A(j)	2,434,270
2,000,000	4.82%, 8/10/2046 Ser 2013-GC14, Class F, 144A(j)	1,448,356
1,250,000	4.82%, 8/10/2046 Ser 2013-GC14, Class D, 144A(j)	1,225,968
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(j)	1,986,303
3,600,600	4.52%, 11/10/2047 Ser 2014-GC26, Class C(j)	3,519,783
4,249,000	2.46%, 5/12/2053 Ser 2020-GC47, Class F, 144A(j)	3,234,315
1,500,000	3.46%, 5/12/2053 Ser 2020-GC47, Class D, 144A(j)	1,469,741
916,537	JP Morgan Chase Commercial Mortgage Securities Trust, 5.69%, 11/15/2043 Ser 2010-C2, Class C, 144A(j)	915,525
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.55%, 8/15/2046 Ser 2013-C14, Class C(j)	1,434,383
1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D, 144A(j)	1,431,292
2,525,000	3.89%, 11/15/2047 Ser 2014-C24, Class D, 144A(j)	1,741,529
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D, 144A(j)	988,803
19,073,510	1.26%, 5/15/2050 Ser 2017-C33, Class XA(j)	998,546
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	1,285,371
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	1,873,022
12,445,141	SG Commercial Mortgage Securities Trust, 1.90%, 10/10/2048 Ser 2016-C5, Class XA(j)	737,377
3,350,000	SREIT Trust, 0.84%, 11/15/2038 Ser 2021-MFP, Class A, 144A(j)	3,339,274
	UBS-Barclays Commercial Mortgage Trust, 144A
21,469,184	1.57%, 12/10/2045 Ser 2012-C4, Class XA(j)	151,972
2,000,000	5.05%, 8/10/2049 Ser 2012-C3, Class D(j)	2,027,274

	Total Commercial Mortgage Backed Securities	120,306,339
	(Cost $124,208,497)
Shares
Short-Term Investment - 2.3%
67,845,109	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	67,845,109
	(Cost $67,845,109)
	Total Investments - 97.9%	2,879,353,070
	(Cost $2,494,906,159)
	Other Assets - 2.1%	62,428,662
	Net Assets - 100.0%	$2,941,781,732

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 28.6% of this Fund.
(c)	Affiliated issuer.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	Security value was determined by using significant unobservable inputs.
(f)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(g)	Partnership is not designated in units. The Fund owns approximately 15.9% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 3.1% of this Fund.
(i)	Non-income producing security.
(j)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
Portfolio Abbreviations:
144A - Rule 144A Security
ADR - American Depositary Deposit
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Industry	% of Net Assets
Diversified	79.0%
Commercial Mortgage Backed Securities	4.1%
Warehouse/Industrial	2.7%
Apartments/Single Family Residential	2.6%
Short-Term Investment	2.3%
Office Properties	1.8%
Storage	1.7%
Health Care	1.0%
Shopping Centers	0.8%
Hotels	0.6%
Real Estate Operation/Development	0.5%
Regional Malls	0.4%
Residential	0.4%
Internet Connective Services	0.0%
Other Assets net of Liabilities	2.1%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2021 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:
•  Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.
•  Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.
The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.
For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2021 (Unaudited) (continued)

Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund's valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The December 31, 2021 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2021 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2021 is as follows:
	Total Market Value at 12/31/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Private Investment Fund	$39,659,276	$—	$—	$39,659,276
Common Stocks*	398,958,386	323,896,610	75,061,776	—
Preferred Stocks*	54,272,540	54,272,540	—	—
Corporate Debt*	5,118,712	—	5,118,712	—
Commercial Mortgage Backed Securities	120,306,339	—	120,306,339	—
Short-Term Investment	67,845,109	67,845,109	—	—
Subtotal	$686,160,362	$446,014,259	$200,486,827	$39,659,276
Private Investment Funds (held at NAV)*	2,193,192,708
Total	$2,879,353,070
*	See Portfolio of Investments for industry breakout.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2021 (Unaudited) (continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Private Investment Fund
Balance as of 03/31/2021	$—
Transfers into Level 3	—
Net purchases (sales)	39,185,627
Accretion and Amortization	—
Realized Gain	—
Change in unrealized gain/loss	473,649
Balance as of 12/31/2021	$39,659,276
For the period ended December 31, 2021, the total change in unrealized loss on Level 3 securities still held at the end of the year was $473,649.
The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at December 31, 2021:
Category	Total Fair Value at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Range
Private Investment Funds	$39,659,276	Model	Estimated Incentive Allocation	0.94%
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.
General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2021 (Unaudited) (continued)

operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of December 31, 2021, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets	Redemption Notice(e)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	88,047	$86,068	$104,321	$—	3.5%	45 Days(f)
Class B Shares	7/2/2013	23,405	22,879	27,731	—	0.9%	45 Days
AEW Value Investors US LP	8/17/2017	—(g)	75,000	91,051	—	3.1%	90 Days
Barings European Core Property Fund	6/13/2017	72,155	99,499	99,449	25,000	3.4%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	85,567,059	120,312	156,224	—	5.3%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	89,172	115,944	146,230	10,000	5.0%	90 Days
Clarion Lion Properties Fund LP	7/1/2013	127,263	174,217	231,409	—	7.9%	90 Days(f)
GI Partners ETS Fund	9/24/2021	38,348	39,198	39,659	61,652	1.3%	90 Days(h)
GWL U.S. Property Fund LP	12/30/2019	—(i)	125,000	146,617	—	5.0%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	79,032	110,617	119,321	—	4.1%	45 Days
Heitman America Real Estate Trust LP	12/2/2014	99,046	119,927	138,644	—	4.7%	90 Days(f)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358	146,896	145,313	—	4.9%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	1,060	189,500	227,580	—	7.7%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	1,049,052	133,426	150,109	—	5.1%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	19,839	32,121	36,978	—	1.3%	45 Days
Class B Shares	8/31/2015	1,422	2,302	2,650	—	0.1%	45 Days
RREEF America REIT II, Inc.	9/30/2013	919,583	109,339	137,886	3,750	4.7%	45 Days
Trumbull Property Fund, LP	9/30/2013	2,860	30,814	31,259	—	1.1%	60 Days(j)
Trumbull Property Income Fund, LP	4/1/2016	3,274	40,169	45,041	—	1.5%	60 Days(j)
US Government Building Open-End Feeder, LP	5/1/2014	—(k)	51,887	69,669	—	2.4%	60 Days
USGBF Alpha Feeder LP	10/1/2021	15,000,000	15,037	17,361	15,000	0.6%	60 Days
Walton Street Real Estate Core-Plus Fund, LP	9/29/2021	54,712	60,955	68,350	14,045	2.3%	45 Days(h)
Total			$1,901,107	$2,232,852	$129,447	75.9%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.
(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	At December 31, 2021, the Fund has an additional outstanding unfunded commitment of $150 million related to two new investment funds.
(d)	Unfunded Commitments approximate their fair values.
(e)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(f)	The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(g)	Partnership is not designated in units. The Fund owns approximately 28.6% at December 31, 2021.
(h)	3 year lockup from initial purchase.
(i)	Partnership is not designated in units. The Fund owns approximately 15.9% at December 31, 2021.
(j)	The Fund submitted a full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(k)	Partnership is not designated in units. The Fund owns approximately 3.1% at December 31, 2021.